SUBSEQUENT EVENTS (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Subsequent Events
Repayment of credit facility		$ 7,085	$ 33,237
Revolving Facility
Subsequent Events
Repayment of credit facility		$ 7,085	$ 7,203
Collection of ROFR proceeds | Revolving Facility
Subsequent Events
Royalty Proceeds	$ 12.0
Repayment Of debt | Revolving Facility
Subsequent Events
Repayment of credit facility	13.0
Remaining borrowing capacity	$ 64.0